Borrowings under Term Loan and Line of Credit - Schedule of Net Carrying Amount of Liability Component of Term Loan (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Unclassified [Abstract]
Principal	$ 56,094	$ 56,454	$ 57,606
Unamortized issuance costs	(374)	(410)	(553)
Net carrying amount	$ 55,720	$ 56,044	$ 57,053